Risks Arising From Financial Instruments - Disclosure of Financial Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current	$ 914	$ 883
Current	4,885	5,126
Trade receivables [member]
Disclosure of financial assets [line items]
Trade and other receivables	4,741	5,444
Equity instruments [member]
Disclosure of financial assets [line items]
Unquoted debt	21	25
Unquoted companies	92	85
Quoted debt [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	102	91
Derivatives not designated [member] | Equity swaps [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	5	17
Derivatives not designated [member] | Interest rate swap [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	101	18
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	275	157
Derivatives designated [member]
Disclosure of financial assets [line items]
Total	5,799	6,009
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	437	112
Derivatives designated [member] | Foreign currency futures [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	1	7
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	$ 24	$ 52